Oil and Gas Properties (Details Narrative)	3 Months Ended
Mar. 31, 2023
Cendere oil field [member]
IfrsStatementLineItems [Line Items]
Interest percentage for wells	19.60%
Cendere oil field C-15 [member]
IfrsStatementLineItems [Line Items]
Interest percentage for wells	9.80%
South Akcakoca Sub Basin [member]
IfrsStatementLineItems [Line Items]
Working Interest rate	49.00%